EMPLOYEE BENEFITS (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non U.S. Pension Plans
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	$ 683	$ 954	$ 750
Non U.S. Pension Plans | Cash & cash equivalents
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	114	44
Non U.S. Pension Plans | Equity securities - U.S.
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	19	24
Non U.S. Pension Plans | Equity securities - International
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	243	519
Non U.S. Pension Plans | U.S. government and government sponsored entities
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets		10
Non U.S. Pension Plans | Non-U.S. government
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	139	227
Non U.S. Pension Plans | Fixed maturity securities: U.S. and international high yield
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	88	32
Non U.S. Pension Plans | Other fixed maturity securities
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	41
Non U.S. Pension Plans | Other investment types: Insurance contracts
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	39	98
Non U.S. Pension Plans | Other investment types: Insurance contracts | AIG Star
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets		64
Non U.S. Pension Plans | Level 1
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	375	480
Non U.S. Pension Plans | Level 1 | Cash & cash equivalents
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	114	41
Non U.S. Pension Plans | Level 1 | Equity securities - U.S.
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	19	24
Non U.S. Pension Plans | Level 1 | Equity securities - International
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	242	407
Non U.S. Pension Plans | Level 1 | Non-U.S. government
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets		8
Non U.S. Pension Plans | Level 2
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	268	440
Non U.S. Pension Plans | Level 2 | Cash & cash equivalents
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets		3
Non U.S. Pension Plans | Level 2 | Equity securities - International
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	1	112
Non U.S. Pension Plans | Level 2 | U.S. government and government sponsored entities
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets		10
Non U.S. Pension Plans | Level 2 | Non-U.S. government
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	139	219
Non U.S. Pension Plans | Level 2 | Fixed maturity securities: U.S. and international high yield
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	88	32
Non U.S. Pension Plans | Level 2 | Other fixed maturity securities
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	40
Non U.S. Pension Plans | Level 2 | Other investment types: Insurance contracts
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets		64
Non U.S. Pension Plans | Level 3
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	40	34	69
Non U.S. Pension Plans | Level 3 | Other fixed maturity securities
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	1
Non U.S. Pension Plans | Level 3 | Other investment types: Private equity funds
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets			21
Non U.S. Pension Plans | Level 3 | Other investment types: Insurance contracts
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	39	34	29
Non U.S. Pension Plans | Level 3 | Other investment types: Real estate
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets			19
U.S. Pension Plans
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	3,432	3,425	3,362
U.S. Pension Plans | Cash & cash equivalents
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	9	37
U.S. Pension Plans | Equity securities - U.S.
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	1,462	1,744
U.S. Pension Plans | Equity securities - International
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	321	296
U.S. Pension Plans | U.S. government and government sponsored entities
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	795	479
U.S. Pension Plans | Fixed maturity securities: U.S. and international high yield
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	104	153
U.S. Pension Plans | Fixed maturity securities: Mortgage and other asset-backed securities
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	116	124
U.S. Pension Plans | Other investment types: Hedge funds
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	345	332
U.S. Pension Plans | Other investment types: Commodity contracts
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	26	19
U.S. Pension Plans | Other investment types: Private equity funds
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	223	209
U.S. Pension Plans | Other investment types: Insurance contracts
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	31	32
U.S. Pension Plans | Other investment types: Annuity contracts | US Life
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	31	32
U.S. Pension Plans | Level 1
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	1,763	2,046
U.S. Pension Plans | Level 1 | Cash & cash equivalents
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	9	37
U.S. Pension Plans | Level 1 | Equity securities - U.S.
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	1,449	1,731
U.S. Pension Plans | Level 1 | Equity securities - International
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	305	278
U.S. Pension Plans | Level 2
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	1,409	1,089
U.S. Pension Plans | Level 2 | Equity securities - U.S.
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	13	13
U.S. Pension Plans | Level 2 | Equity securities - International
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	16	18
U.S. Pension Plans | Level 2 | U.S. government and government sponsored entities
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	794	478
U.S. Pension Plans | Level 2 | Fixed maturity securities: U.S. and international high yield
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	104	153
U.S. Pension Plans | Level 2 | Fixed maturity securities: Mortgage and other asset-backed securities
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	80	44
U.S. Pension Plans | Level 2 | Other investment types: Hedge funds
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	345	332
U.S. Pension Plans | Level 2 | Other investment types: Commodity contracts
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	26	19
U.S. Pension Plans | Level 2 | Other investment types: Insurance contracts
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	31	32
U.S. Pension Plans | Level 3
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	260	290	229
U.S. Pension Plans | Level 3 | U.S. government and government sponsored entities
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	1	1	1
U.S. Pension Plans | Level 3 | Fixed maturity securities: U.S. and international high yield
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets		1	1
U.S. Pension Plans | Level 3 | Fixed maturity securities: Mortgage and other asset-backed securities
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	36	80	52
U.S. Pension Plans | Level 3 | Other investment types: Private equity funds
DEFINED BENEFIT PLAN DISCLOSURE
Fair value of plan assets	$ 223	$ 209	$ 175